Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Inventories

	2026 $’000	2025 $’000
Raw materials and consumables	8,575	8,879
Work in progress	11,345	8,456
Finished goods	36,458	13,622
Total inventories	56,378	30,957
Comprising:
Current	56,378	30,957
Non-current	–	–